FAIR VALUE - Roll forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
FAIR VALUE
Balance at the beginning	$ 150,399	$ 151,263
Purchases		11,897
Transfer out due to reclassification	(21,466)
Changes in fair value	$ (5,109)	$ (3,410)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net Income (Loss) Attributable to Noncontrolling Interest	Net Income (Loss) Attributable to Noncontrolling Interest
Impairment loss	$ (32,896)	$ (8,692)
Foreign exchange difference	3,140	(659)
Balance at the end	$ 94,068	$ 150,399